CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
Discount rate	2.30%	0.05%
Expected salary increase rate	2.00%	2.00%
Turnover rate	7.68%	7.68%
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years